SCHEDULE OF PROVISION FOR POST-EMPLOYMENT BENEFITS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Postemployment Benefits [Abstract]
Provision for post-employment benefits	$ 268,908	$ 136,936